CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Cash Flows [Abstract]
Payment of debt issuance costs	$ 8	$ 238